UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005

[LOGO OF USAA]
   USAA(R)

                        USAA CALIFORNIA
                                MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                        3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Citibank, N.A., Citigroup, Inc., Dexia Credit Local, Goldman Sachs Group, Inc., Wachovia Bank, N.A., or WestLB AG.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: California State Teachers' Retirement System or Fannie Mae.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              ABAG   Association of Bay Area Governments

              CCD    Community College District

              COP    Certificate of Participation

              CP     Commercial Paper

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

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                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

            MERLOT   Municipal Exempt Receipts - Liquidity Optional Tender

            MFH      Multifamily Housing

            MLO      Municipal Lease Obligation

            PCRB     Pollution Control Revenue Bond

            RAN      Revenue Anticipation Note

            RB       Revenue Bond

            ROC      Reset Option Certificate

            TOC      Tender Option Certificate

            TRAN     Tax Revenue Anticipation Note

            USD      Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON         FINAL
   AMOUNT    SECURITY                                                             RATE      MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (82.9%)

             CALIFORNIA (82.2%)
  $ 4,805    ABAG Finance Auth. RB, Series 2002 (LOC - Allied Irish Banks plc,
                Bank of New York)                                                 3.70%   11/15/2031   $  4,805
    3,000    Alameda Contra Costa Schools Financing Auth. COP (MLO),
                Series B (LOC - Bank of Nova Scotia)                              3.53     7/01/2023      3,000
    9,300    Antelope Valley Healthcare District RB,
                Series 2002A (LOC - JPMorgan Chase Bank, N.A.)                    3.55     9/01/2017      9,300
    2,660    Apple Valley COP (MLO), Series 2001 (LOC - Allied Irish Banks plc)   3.53     9/01/2015      2,660
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                                3.45     2/01/2023     11,000(b)
    3,800    Fremont COP (MLO), Series 1991 (LOC - KBC Bank, N.V.)                3.39     8/01/2022      3,800
   12,000    Golden State Tobacco Securitization Corp. Bond,
                Series 2005A, Eagle Tax-Exempt Trust J, Series 720053017
                (LIQ)(INS)(a)                                                     3.56     6/01/2038     12,000
   11,220    Golden State Tobacco Securitization Corp. Enhanced Tobacco
                Settlement Bonds, Series 2003B, TOCs Trust, Series 2004-B
                (LIQ)(INS)(a)                                                     3.54     6/08/2028     11,220
    3,505    Hacienda La Puente USD COP (MLO)(LOC - Union Bank of California)     3.90    10/01/2009      3,505
      440    Hanford 1997 COP (MLO)(LOC - Union Bank of California)               3.60     3/01/2008        440
    5,290    Hanford Sewer System RB, Series 1996A (LOC - Union Bank of
                California)                                                       3.60     4/01/2023      5,290
    3,005    Lemoore COP (MLO), Series 1995 (LOC - Union Bank of California)      3.81    11/01/2020      3,005
    8,555    Loma Linda Water RB, Series 1995 (LOC - Union Bank of California)    3.60     6/01/2025      8,555
    3,900    Long Beach Community College District GO, Series 2005B, ROC
                Trust 11-R, Series 478 (LIQ)(INS)(a)                              3.55     5/01/2030      3,900
   21,190    Long Beach USD GO, 1999 Series F, ABN AMRO MuniTops
                Certificates Trust, Series 2004-34 (LIQ)(INS)(a)                  3.53     2/01/2011     21,190
   20,435    Los Angeles Senior COP (MLO), Series 2000, MERLOT, Series
                2000 NN (LIQ)(INS)(a)                                             3.53    11/01/2031     20,435
    9,000    Los Angeles Wastewater System RB, Series 2005A, TOC Trust,
                Series 2005-TT (LIQ)(INS)(a)                                      3.54     7/09/2013      9,000
    7,800    Monrovia Redevelopment Agency COP, Series 1984 (NBGA)                3.15    12/01/2014      7,800
    6,945    Montebello Public Financing Auth. Lease RB (MLO),
                Series 2004A (LOC - Union Bank of California)                     3.60    12/01/2034      6,945
    7,115    Moreno Valley COP (MLO), Series 1997 (NBGA)                          3.51     6/01/2027      7,115
    3,000    North Orange County Regional Occupational Program COP (MLO),
                Series A (LIQ)(INS)                                               3.37     9/01/2036      3,000
    2,325    Novato MFH RB, Series 2002 (LOC - Bank of the West)                  3.49    10/01/2032      2,325
    3,100    Ontario IDA RB, Series 1985 (LOC - Bank of America, N.A.)            3.70     4/01/2015      3,100
    3,700    Pleasanton COP, Series 2005 (LOC - Citibank, N.A.)                   3.52    11/01/2040      3,700
   15,000    San Diego CCD GO, Series 2005, ROC Trust 11-R,
                Series 7016 (LIQ)(INS)(a)                                         3.55     5/01/2025     15,000
    1,325    San Diego County COP (LOC - Comerica Bank, N.A.)                     3.60     1/01/2023      1,325
    6,550    San Diego County COP (LOC - Comerica Bank, N.A.)                     3.54    12/01/2028      6,550
    9,500    San Diego County COP (LOC - Allied Irish Banks plc)                  3.52    11/01/2034      9,500
   10,450    San Francisco City and County GO, Series 2005A, ROC Trust II-R,
                Series 4078 (LIQ)(INS)(a)                                         3.55     6/15/2012     10,450
             Santa Clara County El Camino Hospital District Hospital
                Facilities Auth. RB (MLO),
    1,100       Series A (LOC - State Street Bank & Trust Co.)                    3.40     8/01/2015      1,100
    7,925       Series B (LOC - State Street Bank & Trust Co.)                    3.40     8/01/2015      7,925
    2,220    Santa Clara County Housing Auth. MFH RB, Series 2003A
                (LOC - Citibank, N.A.)                                            3.49     7/01/2033      2,220
    8,840    Santa Monica CCD GO, Series 2005C, ABN AMRO MuniTops
                Certificates Trust, Series 2005-55 (LIQ)(INS)(a)                  3.53     8/01/2013      8,840
   16,840    Sonoma County Junior College District GO, Series 2002B,
                ABN AMRO MuniTops, Series 2005-63 (LIQ)(INS)(a)                   3.54     8/01/2013     16,840
             State Department of Water Resources RB,
   15,000       Series 2002C-2 (LIQ)(INS)                                         3.55     5/01/2022     15,000
   15,000       Series 2002C-7 (LIQ)(INS)                                         3.53     5/01/2022     15,000
   14,200    State Economic Recovery RB, Series 2004C-21 (INS)(LIQ)               3.53     7/01/2023     14,200

4

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON         FINAL
   AMOUNT    SECURITY                                                             RATE      MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------
  $ 4,100    State Educational Facilities Auth. RB, Series 1998A
                (LOC - Allied Irish Banks plc)                                    3.58%   12/01/2028   $  4,100
             State Financing Auth. PCRB,
    1,500       Series 1996E (LOC - JPMorgan Chase Bank, N.A.)                    3.70    11/01/2026      1,500
    2,400       Series 1996F (LOC - JPMorgan Chase Bank, N.A.)                    3.70    11/01/2026      2,400
             State GO,
    4,500       Series 2003C-3 (LOC - Landesbank Hessen-Thuringen,
                Bank of Nova Scotia, Bank of America, N.A.)                       3.51     5/01/2033      4,500
   11,500       Series 2003C-4 (LOC - Landesbank Hessen-Thuringen,
                Bank of Nova Scotia, Bank of America, N.A.)                       3.50     5/01/2033     11,500
    1,590       Series 2004A-1 (NBGA)(LOC - Citibank, N.A.)                       3.73     5/01/2034      1,590
    4,600       Series 2004A-9 (NBGA)(LOC - Citibank, N.A.)                       3.50     5/01/2034      4,600
    5,950    State Infrastructure and Economic Development Bank RB,
                Series 2001 (LOC - Allied Irish Banks plc)                        3.53    10/01/2027      5,950
    5,750    State Solid Waste Disposal PCRB,
                Series 2005A (NBGA)                                               3.51    12/01/2030      5,750
    3,200    Statewide Communities Development Auth. COP,
                Series 1998 (LOC - SunTrust Bank)                                 3.58     6/01/2013      3,200
             Statewide Communities Development Auth. RB,
   14,250       Series 2001A (LOC - U.S. Bank, N.A.)                              3.73    10/01/2031     14,250
    6,035       Series 2002 (LOC - SunTrust Bank)                                 3.54     4/01/2027      6,035
   13,000       Series 2002B                                                      3.48    11/01/2030     13,000
    1,500       Series 2003B                                                      3.48     8/15/2025      1,500
    3,230       Series 2004 (LOC - Comerica Bank, N.A.)                           3.52    12/01/2024      3,230
    2,600       Series 2004M                                                      3.48     4/01/2038      2,600
   18,000    Torrance Hospital RB, Series 1992 (LOC - JPMorgan Chase Bank, N.A.)  3.53     2/01/2022     18,000
   11,590    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                        3.48     6/01/2007     11,590
             West Covina Public Financing Auth. Lease RB (MLO),
    8,165       Series 2004A (LOC - Union Bank of California)                     3.60     5/01/2034      8,165
    5,335       Series 2004B (LOC - Union Bank of California)                     3.60     5/01/2034      5,335

             PUERTO RICO (0.7%)
    3,720    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (LIQ)(INS)(a)                                       3.51     7/01/2029      3,720
                                                                                                       --------
             Total variable-rate demand notes (cost: $423,555)                                          423,555
                                                                                                       --------

             PUT BONDS (1.0%)

             CALIFORNIA
    5,000    State GO, Series 2005A-3 (LOC - Bank of America, N.A.)
                (cost: $5,000)                                                    3.10     5/01/2040      5,000
                                                                                                       --------
             FIXED-RATE INSTRUMENTS (15.3%)

             CALIFORNIA (14.2%)
    8,870    El Camino CCD GO, Series 2005                                        3.00(b)  8/01/2006      8,718
    8,000    Los Angeles County Metropolitan Transportation Auth. CP Notes,
                Series A (LOC - BNP Paribas, Dexia Credit Local)                  2.70     2/09/2006      8,000
   13,750    Los Angeles Wastewater System CP Revenue Notes                       2.85     1/12/2006     13,750
    7,000    Los Angeles Wastewater System CP Revenue Notes                       2.80     1/17/2006      7,000
             Sacramento Municipal Utility District CP Notes,
    7,000       Series 1 (LOC - Bayerische Landesbank,WestLB AG,
                JPMorgan Chase Bank, N.A.)                                        3.21     1/11/2006      7,000
   10,000       Series 1 (LOC - Bayerische Landesbank, WestLB AG,
                JPMorgan Chase Bank, N.A.)                                        3.15     1/11/2006     10,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON         FINAL
   AMOUNT    SECURITY                                                             RATE      MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------
  $ 6,890    School Project For Utility Rate 2005 RAN                             2.98%    9/21/2006   $  6,890
    1,160    Sonoma County Junior College District GO, Series 2005 (INS)          2.97(b)  8/01/2006      1,141
   10,000    State Infrastructure and Economic Development Bank CP Notes,
               Series 2001 (LOC - Bank of America, N.A.)                          2.83     5/03/2006     10,000

             PUERTO RICO (1.1%)
    5,500    Commonwealth TRAN, Series 2006 (LOC - Fortis Bank, Dexia Credit
                Local, Royal Bank of Canada, BNP Paribas, State Street Bank
                & Trust Co., Bank of Nova Scotia, Citibank, N.A.)                 4.50     7/28/2006      5,539
                                                                                                       --------
             Total fixed-rate instruments (cost: $78,038)                                                78,038
                                                                                                       --------

             TOTAL INVESTMENTS (COST: $506,593)                                                        $506,593
                                                                                                       ========

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $510,786,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
           USAA TOUCHLINE     For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48463-0206                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.